Investment Properties - Summary of Investment Properties (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about investment property [line items]
Investment property at beginning of period	¥ 14,217
Investment property at ending of period	13,374	¥ 14,217
Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property at beginning of period	14,217	12,141
Investment property at ending of period	13,374	14,217
Buildings [member] | Fair value [member]
Disclosure of detailed information about investment property [line items]
Investment property at beginning of period	17,285	14,870
Investment property at ending of period	16,626	17,285
Buildings [member] | Cost [member]
Disclosure of detailed information about investment property [line items]
Investment property at beginning of period	15,385	12,898
Additions	(414)	2,487
Investment property at ending of period	14,971	15,385
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about investment property [line items]
Investment property at beginning of period	(1,168)	(757)
Additions	(429)	(411)
Investment property at ending of period	¥ (1,597)	¥ (1,168)